Costs and Expenses by Nature - Disclosure of Cost aand Expenses By Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Raw material and products for resale	$ (20,053)	$ (18,870)	$ (29,110)
Materials, third-party services, freight, rent and other related costs	(19,049)	(14,920)	(20,951)
Depreciation, depletion and amortization	(13,307)	(13,965)	(11,591)
Employee compensation	(9,045)	(9,984)	(9,079)
Production taxes	(7,900)	(4,879)	(6,064)
Provision for the class action agreement	(3,449)
Other taxes	(1,843)	(714)	(2,796)
Unscheduled stoppages and pre-operating expenses	(1,598)	(1,859)	(1,239)
Impairment	(1,191)	(6,193)	(12,299)
(Losses) /Gains on legal, administrative and arbitration proceedings	(898)	(1,393)	(1,569)
Allowance for impairment of trade receivables	(708)	(1,131)	(941)
Exploration expenditures written off (includes dry wells and signature bonuses)	(279)	(1,281)	(1,441)
Institutional relations and cultural projects	(258)	(253)	(428)
Changes in inventories	110	(437)	(155)
Health, safety and environment	(70)	(80)	(95)
Reclassification of cumulative translation adjustment	(37)	(1,457)
Provision for debt acknowledgments of suppliers with subcontractors		(105)
Amounts recovered from Lava Jato investigation	252	131	72
Gain on remeasurement of investment retained with loss of control	217
Gains and losses on disposal/write-offs of assets	1,498	293	(758)
Total	(77,608)	(77,097)	(98,444)
In the Statement of income
Cost of sales	(60,147)	(55,417)	(67,485)
Selling expenses	(4,538)	(3,963)	(4,627)
General and administrative expenses	(2,918)	(3,319)	(3,351)
Exploration costs	(800)	(1,761)	(1,911)
Research and development expenses	(572)	(523)	(630)
Other taxes	(1,843)	(714)	(2,796)
Impairment of assets	(1,191)	(6,193)	(12,299)
Other income and expenses	$ (5,599)	$ (5,207)	$ (5,345)